Note 9 - Capital Stock and Reserve - Stock Option Transactions (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2023 $ / shares	Mar. 31, 2023 $ / shares
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 5.87	$ 10.06
Share options, balance	211,300	224,300
Share options, granted	198,500	121,000
Share options, exercised	(36,000)	(13,000)
Share options, forfeited	(30,000)	(121,000)
Share options, balance	343,800	211,300
Share options, exercisable	343,800	211,300
Weighted average exercise price, balance (in CAD per share)	$ 10.81	$ 12.88
Weighted average exercise price, exercised (in CAD per share)	3.65	5.98
Weighted average exercise price, forfeited (in CAD per share)	14.83	14.67
Weighted average exercise price, balance (in CAD per share)	8.46	10.81
Weighted average exercise price, exercisable (in CAD per share)	$ 8.46	$ 10.81
Weighted average remaining life (years) (Year)	2 years 7 months 9 days	2 years 6 months 25 days
Performance stock options [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 0	$ 0
Share options, balance	15,000	15,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	15,000	15,000
Share options, exercisable	0	0
Weighted average exercise price, balance (in CAD per share)	$ 14.25	$ 14.25
Weighted average exercise price, balance (in CAD per share)	$ 14.25	$ 14.25
Weighted average remaining life (years) (Year)	9 months	1 year 3 months
Stock options expiring March 1, 2024 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 16.5	$ 16.5
Share options, balance	15,000	15,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	15,000	15,000
Share options, exercisable	15,000	15,000
Stock options expiring January 4, 2023 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 14.25
Share options, balance	0	105,000
Share options, granted		0
Share options, exercised		0
Share options, forfeited		(105,000)
Share options, balance		0
Share options, exercisable		0
Stock options expiring March 31, 2024 [member] | Performance stock options [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 14.25	$ 14.25
Share options, balance	15,000	15,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	15,000	15,000
Share options, exercisable	0	0
Stock Options Expiring November 14, 2024 [Member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 3.65
Share options, balance	0
Share options, granted	36,000
Share options, exercised	(36,000)
Share options, forfeited	0
Share options, balance	0	0
Share options, exercisable	0
Stock options expiring March 8, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 15.5	$ 15.5
Share options, balance	4,000	4,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	4,000	4,000
Share options, exercisable	4,000	4,000
Stock options expiring September 2, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 12.75	$ 12.75
Share options, balance	20,000	0
Share options, granted	0	20,000
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	20,000	20,000
Share options, exercisable	20,000	20,000
Stock options expiring September 6, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 13.75	$ 13.75
Share options, balance	8,000	0
Share options, granted	0	8,000
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	8,000	8,000
Share options, exercisable	8,000	8,000
Stock options expiring November 20, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 4	$ 4
Share options, balance	6,000	8,000
Share options, granted	0	0
Share options, exercised	0	(2,000)
Share options, forfeited	0	0
Share options, balance	6,000	6,000
Share options, exercisable	6,000	6,000
Stock options expiring December 2, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 9	$ 9
Share options, balance	62,000	0
Share options, granted	0	62,000
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	62,000	62,000
Share options, exercisable	62,000	62,000
Stock options expiring December 13, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 9.5	$ 9.5
Share options, balance	31,000	0
Share options, granted	0	31,000
Share options, exercised	0	0
Share options, forfeited	(10,000)	0
Share options, balance	21,000	31,000
Share options, exercisable	21,000	31,000
Stock options expiring January 15, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 7.25	$ 7.25
Share options, balance	35,300	41,300
Share options, granted	0	0
Share options, exercised	0	(6,000)
Share options, forfeited	0	0
Share options, balance	35,300	35,300
Share options, exercisable	35,300	35,300
Stock options expiring August 25, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 5.65
Share options, balance	0
Share options, granted	17,500
Share options, exercised	0
Share options, forfeited	0
Share options, balance	17,500	0
Share options, exercisable	17,500
Stock options expiring October 21, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 5.25
Share options, balance	0	5,000
Share options, granted		0
Share options, exercised		(5,000)
Share options, forfeited		0
Share options, balance		0
Share options, exercisable		0
Stock options expiring September 6, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 6.6
Share options, balance	0
Share options, granted	40,000
Share options, exercised	0
Share options, forfeited	0
Share options, balance	40,000	0
Share options, exercisable	40,000
Stock options expiring November 1, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 7.5	$ 7.5
Share options, balance	10,000	10,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	10,000	10,000
Share options, exercisable	10,000	10,000
Stock options expiring December 3, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 12.5
Share options, balance	0	6,000
Share options, granted		0
Share options, exercised		0
Share options, forfeited		(6,000)
Share options, balance		0
Share options, exercisable		0
Stock Options Expiring December 4, 2026 [Member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 5.47
Share options, balance	0
Share options, granted	20,000
Share options, exercised	0
Share options, forfeited	0
Share options, balance	20,000	0
Share options, exercisable	20,000
Stock options expiring January 17, 2027 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 20.5
Share options, balance	0	10,000
Share options, granted		0
Share options, exercised		0
Share options, forfeited		(10,000)
Share options, balance		0
Share options, exercisable		0
Stock options expiring February 16, 2027 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 17.5	$ 17.5
Share options, balance	20,000	20,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	(20,000)	0
Share options, balance	0	20,000
Share options, exercisable	0	20,000
Stock options expiring September 6, 2028 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 6.6
Share options, balance	0
Share options, granted	85,000
Share options, exercised	0
Share options, forfeited	0
Share options, balance	85,000	0
Share options, exercisable	85,000